15. BIOLOGICAL ASSETS	12 Months Ended
Dec. 31, 2017
Biological Assets Abstract
15. BIOLOGICAL ASSETS

Detail of groups of Current Biological Assets

Biological Assets maintained by Viña Concha y Toro S.A. and subsidiaries correspond to agricultural products – grapes.

-     Reconciliation of changes in Biological Assets:

Current
Reconciliation of changes in Biological Assets	ThCh$

Biological Assets, beginning balance as of January 1, 2017	19,186,291

Increases other than those from business combinations, biological assets	25,859,087
Increases (decreases ) for exchange differences (net), biological assets	(242,948)
Other increases (decreases) net	(8,022)
Decreases due to harvest of collection, biological assets	(25,845,156)

Total Biological Assets as of December 31, 2017	18,949,252
Gross Biological Assets as of December 31, 2017	18,949,252

Current
Reconciliation of changes in Biological Assets	ThCh$

Biological Assets, beginning balance as of January 1, 2016	18,259,302
Increases other than those from business combinations, biological assets	31,723,037
Increases (decreases ) for exchange differences (net), biological assets	(201,309)
Other increases (decreases) net	(2,395)
Decreases due to harvest of collection, biological assets	(30,592,345)

Total Biological Assets as of December 31, 2016	19,186,291
Gross Biological Assets as of December 31, 2016	19,186,291

As of December 31, 2017 and 2016, the company has not recorded any impairments of biological assets.